Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,520,325	54,520,325
Par value (in USD per share)	$ 0.01	$ 0.01	$ 0.10
Treasury stock (in shares)	427,949	432,557